Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 5,856,768
Operating loss carry forward expiration term	Expire in 2037
Change in valuation allowance	$ 151,370
Change in valuation allowance attributable to tax rates	$ 8,000